Related Party Balances and Transactions (Details) - Schedule of due to related parties - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party Balances and Transactions (Details) - Schedule of due to related parties [Line Items]
Due to related parties	$ 993,846	$ 739,963
Exquisite Elite Limited [Member]
Related Party Balances and Transactions (Details) - Schedule of due to related parties [Line Items]
Relationship	Shareholder
Nature	Advances for payment of professional fee
Due to related parties	$ 802,672	594,895
Mr. Zuojie Dai [Member]
Related Party Balances and Transactions (Details) - Schedule of due to related parties [Line Items]
Relationship	Manager of MingZhu Pengcheng
Nature	Advances for operational purpose
Due to related parties	$ 116,153	$ 145,068
Mr. Jingwei Zhang [Member]
Related Party Balances and Transactions (Details) - Schedule of due to related parties [Line Items]
Relationship	Chief Financial Officer
Nature	Advances for payment of professional fee
Due to related parties	$ 75,021